SMEAD VALUE FUND
Schedule of Investments
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS 97.76%
Banks 13.11%
Bank of America Corp.	2,161,088	$133,857,791
Fifth Third Bancorp	2,632,314	141,539,524
JPMorgan Chase & Co.	325,726	115,964,970
M&T Bank Corp.	230,119	53,834,039
Western Alliance Bancorp	1,323,446	103,400,836
		548,597,160
Consumer Durables & Apparel 12.55%
Crocs, Inc. (a)	405,644	48,831,425
DR Horton, Inc.	1,172,380	169,479,253
Lennar Corp. – Class A	1,889,241	158,904,060
NVR, Inc. (a)	23,445	148,060,567
		525,275,305
Diversified Financials 6.08%
American Express Co.	471,782	155,768,263
Credit Acceptance Corp. (a)	164,866	98,876,735
		254,644,998
Energy 25.69%
APA Corp.	6,497,542	280,368,937
Cenovus Energy, Inc. (b)	9,685,567	311,123,376
ConocoPhillips	1,308,417	173,352,169
Diamondback Energy, Inc.	837,488	167,899,594
Occidental Petroleum Corp.	2,372,266	142,762,968
		1,075,507,044
Health Care Equipment & Services 2.53%
UnitedHealth Group, Inc.	272,398	106,074,505
Pharmaceuticals, Biotechnology & Life Sciences 14.84%
Amgen, Inc.	546,548	234,950,054
Merck & Co., Inc.	1,935,634	286,009,280
Zoetis, Inc.	1,298,280	100,097,388
		621,056,722
Real Estate 11.26%
Macerich Co. (The) – REIT	9,518,366	224,823,805
Simon Property Group, Inc. – REIT	1,161,703	246,652,781
		471,476,586
The accompanying notes are an integral part of these financial statements.
0

SMEAD VALUE FUND
Schedule of Investments (Continued)
August 31, 2026 (Unaudited)
	Shares	Value
Retailing 9.30%
eBay, Inc.	676,274	$70,034,935
Home Depot, Inc. (The)	240,581	78,869,669
Target Corp.	1,169,009	188,070,168
Ulta Beauty, Inc. (a)	97,800	52,528,380
		389,503,152
Transportation 2.40%
U-Haul Holding Co. (Non Voting)	1,684,940	100,540,370
TOTAL COMMON STOCKS (Cost $2,541,498,579)		4,092,675,842
SHORT-TERM INVESTMENTS 2.26%
Money Market Fund 2.26%
Northern Institutional Treasury Portfolio — Premier Class, 3.55% (c)	94,777,136	94,777,136
TOTAL SHORT-TERM INVESTMENTS (Cost $94,777,136)		94,777,136
TOTAL INVESTMENTS (Cost $2,636,275,715) 100.02%		4,187,452,978
Other Assets in Excess of Liabilities (0.02)%		(963,079)
TOTAL NET ASSETS 100%		$4,186,489,899

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the 7-day annualized yield as of August 31, 2026.

REIT	— Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Notes to Financial Statements
August 31, 2026 (Unaudited)
Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
The Fund value their investments at fair value. Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the security is traded.
Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price. Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. A money market fund that is an open-end investment company is valued at its reported net asset value ("NAV") per share. In both of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.
Warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Warrants not traded on a national securities exchange are valued at the last quoted bid price.
Debt securities, other than short-term instruments, are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at fair value.
Redeemable securities issued by open-end, registered investment companies are valued at the NAV of such companies for purchase and/or redemption orders placed on that day.
In the absence of prices from a Pricing Service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that a Fund’s shares are accurately priced. Pursuant to these procedures, the Board of Trustees (the “Board” or the “Trustees”) has appointed the Adviser as the

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
August 31, 2026 (Unaudited)
Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board of Trustees’ oversight. As the Valuation Designee, the Adviser has established a valuation committee (the “Valuation Committee”) to fulfill its responsibilities as Valuation Designee. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated.
Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or is realized upon sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than would be the case if the Fund were using market value pricing.
The Funds’ fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation inputs of each Fund’s investments by each fair value hierarchy level as of August 31, 2026:
	Level 1	Level 2	Level 3	Total
Equity(1)
Common Stocks	$4,092,675,842	$—	$—	$4,092,675,842
Total Equity	4,092,675,842	—	—	4,092,675,842
Short-Term Investments	—	94,777,136	—	94,777,136
Total Investments on Securities	$4,092,675,842	$94,777,136	$—	$4,187,452,978

(1)	See the Schedule of Investments for industry classification.
No Level 3 securities were held in the Fund at August 31, 2026. For the period ended August 31, 2026, there were no transfers into or out of Level 3 for the Funds. The Funds did not hold financial derivative instruments during the reporting period.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS 94.27%
Australia 1.12%
Materials 1.12%
Whitehaven Coal Ltd.	674,492	$4,133,293
Austria 9.72%
Financials 9.72%
BAWAG Group AG (a)	172,363	35,987,075
Canada 33.46%
Consumer Discretionary 0.61%
Spin Master Corp. (a)	156,035	2,253,920
Consumer Staples 0.61%
Alimentation Couche-Tard, Inc.	37,481	2,257,325
Energy 29.57%
Cenovus Energy, Inc.	1,181,449	37,950,943
Imperial Oil Ltd.	77,573	10,194,557
International Petroleum Corp. (b)	580,800	14,583,383
Strathcona Resources Ltd.	850,138	26,235,003
Tamarack Valley Energy Ltd.	2,090,813	20,456,311
		109,420,197
Materials 2.06%
West Fraser Timber Co. Ltd.	112,002	7,631,927
Real Estate 0.61%
H&R Real Estate Investment Trust – REIT	317,700	2,269,367
		123,832,736
Denmark 3.23%
Consumer Discretionary 3.23%
Pandora AS	91,118	11,958,991
Italy 8.32%
Financials 8.32%
Assicurazioni Generali SpA	219,216	11,340,465
UniCredit SpA	199,459	19,459,634
		30,800,099
Japan 1.90%
Consumer Discretionary 1.90%
Subaru Corp.	423,108	7,025,326
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
August 31, 2026 (Unaudited)
	Shares	Value
Norway 5.27%
Industrials 5.27%
Frontline PLC	442,619	$19,495,631
Spain 4.53%
Financials 4.53%
Bankinter SA	867,634	16,756,665
Switzerland 3.97%
Health Care 3.97%
Roche Holding AG	33,650	14,692,691
United Kingdom 20.56%
Communications 3.71%
Autotrader Group PLC (a)	1,920,046	13,729,402
Consumer Discretionary 4.98%
Burberry Group PLC (b)	648,627	9,506,176
Next PLC	42,613	8,937,659
		18,443,835
Financials 6.88%
Barclays PLC	2,279,123	15,259,659
NatWest Group PLC	1,109,390	10,184,234
		25,443,893
Materials 4.99%
Glencore PLC	2,306,734	18,472,728
		76,089,858
United States 2.19%
Consumer Discretionary 1.86%
Garrett Motion, Inc.	255,988	6,898,877
Energy 0.33%
Occidental Petroleum Corp.	20,202	1,215,756
		8,114,633
TOTAL COMMON STOCKS (Cost $213,041,355)		348,886,998
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
August 31, 2026 (Unaudited)
	Shares	Value
WARRANTS 0.47%
United States 0.47%
Energy 0.47%
Occidental Petroleum Corp., Exp. 7/6/2027, Strike $22.00 (b)	45,728	$1,742,237
TOTAL WARRANTS (Cost $799,359)		1,742,237
SHORT-TERM INVESTMENTS 5.93%
Money Market Fund 5.93%
Northern Institutional Treasury Portfolio — Premier Class, 3.55% (c)	21,946,440	21,946,440
TOTAL SHORT-TERM INVESTMENTS (Cost $21,946,440)		21,946,440
TOTAL INVESTMENTS (Cost $235,787,154) 100.67%		372,575,675
Other Assets in Excess of Liabilities (0.67)%		(2,465,869)
TOTAL NET ASSETS 100.00%		$370,109,806

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
August 31, 2026, the value of these securities totaled $51,970,397 or 14.04% of net assets.

(b)	Non-income producing security.
(c)	The rate shown is the 7-day annualized yield as of August 31, 2026.

REIT	— Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Notes to Financial Statements
August 31, 2026 (Unaudited)
Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
The Fund value their investments at fair value. Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the security is traded.
Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price. Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. A money market fund that is an open-end investment company is valued at its reported net asset value ("NAV") per share. In both of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.
Warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Warrants not traded on a national securities exchange are valued at the last quoted bid price.
Debt securities, other than short-term instruments, are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at fair value.
Redeemable securities issued by open-end, registered investment companies are valued at the NAV of such companies for purchase and/or redemption orders placed on that day.
In the absence of prices from a Pricing Service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that a Fund’s shares are accurately priced. Pursuant to these procedures, the Board of Trustees (the “Board” or the “Trustees”) has appointed the Adviser as the

SMEAD INTERNATIONAL VALUE FUND
Notes to Financial Statements (Continued)
August 31, 2026 (Unaudited)
Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board of Trustees’ oversight. As the Valuation Designee, the Adviser has established a valuation committee (the “Valuation Committee”) to fulfill its responsibilities as Valuation Designee. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated.
Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or is realized upon sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than would be the case if the Fund were using market value pricing.
The Funds’ fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation inputs of each Fund’s investments by each fair value hierarchy level as of August 31, 2026:
	Level 1	Level 2	Level 3	Total
Equity(1)
Common Stocks	$131,947,369	$216,939,629	$—	$348,886,998
Warrants	1,742,237	—	—	1,742,237
Total Equity	133,689,606	216,939,629	—	350,629,235
Short-Term Investments	—	21,946,440	—	21,946,440
Total Investments on Securities	$133,689,606	$238,886,069	$—	$372,575,675

(1)	See the Schedule of Investments for industry classification.
No Level 3 securities were held in the Fund at August 31, 2026. For the period ended August 31, 2026, there were no transfers into or out of Level 3 for the Funds. The Funds did not hold financial derivative instruments during the reporting period.